Finance Leases - Lessor (Details) € in Millions	Dec. 31, 2017 EUR (€)
Telefónica Brazil
Disclosure of finance lease and operating lease by lessor [line items]
Present value	€ 101
Revaluation	8
Pending receivables	109
Accumulated allowance	(39)
Total after accumulated allowance	62
Telefónica Brazil | Within one year
Disclosure of finance lease and operating lease by lessor [line items]
Present value	58
Revaluation	0
Pending receivables	58
Telefónica Brazil | From one to five years
Disclosure of finance lease and operating lease by lessor [line items]
Present value	43
Revaluation	8
Pending receivables	51
Telefónica Spain
Disclosure of finance lease and operating lease by lessor [line items]
Present value	118
Revaluation	0
Pending receivables	118
Telefónica Spain | Within one year
Disclosure of finance lease and operating lease by lessor [line items]
Present value	71
Revaluation	0
Pending receivables	71
Telefónica Spain | From one to five years
Disclosure of finance lease and operating lease by lessor [line items]
Present value	47
Revaluation	0
Pending receivables	47
Telefónica Germany
Disclosure of finance lease and operating lease by lessor [line items]
Present value	8
Revaluation	0
Pending receivables	8
Accumulated allowance	(2)
Total after accumulated allowance	6
Telefónica Germany | Within one year
Disclosure of finance lease and operating lease by lessor [line items]
Present value	8
Revaluation	0
Pending receivables	€ 8